Securities - Summary of Allowance for Losses measured at FVOCI (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Balance at beginning of year	$ 2,970
Balance at end of year	3,276	$ 2,970
Debt securities measured at FVOCI [member]
Disclosure of financial assets [line items]
Balance at beginning of year	19	22
Provision for (reversal of) credit losses	2	(2)
Write-offs	0
Foreign exchange and other	3	(1)
Balance at end of year	24	19
Stage 1 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of year	4	18
Provision for (reversal of) credit losses		(13)
Foreign exchange and other		(1)
Balance at end of year	4	4
Stage 2 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of year	15	4
Provision for (reversal of) credit losses	2	11
Foreign exchange and other	3
Balance at end of year	$ 20	$ 15